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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2000 Check here if Amendment [ ]; Amendment Number:________________

                        This Amendment (Check only one.):
                                [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Management Company (a)
Address:          888 Seventh Avenue
                  New York, NY 10106

Form 13F File Number:  28-7216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter A. Hurwitz
Title:            Vice President
Phone:            212-397-5553


Signature, Place, and Date of Signing:


______________________________________________
[Signature]

New York, New York
_______________________________________________
[City, State]

May , 2000
_______________________________________________
[Date]

(a) Dr. Purnendu Chatterjee is the sole shareholder of Chatterjee Management Company.


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         26

Form 13F Information Table Value Total:

         $ 330,398 (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

                                            FORM 13F INFORMATION TABLE


                                                        Value                    Put/  Investment   Other           Voting
                                                                                                                    Authority
Name of Issuer                  Title of   CUSIP      (x$1000)   Shrs of  SH/PRN Call  Discretion  Managers   Sole   Shared     None
--------------                  --------   -----      --------   -------- ------ ----  ----------  --------   ----   ------     ----
                                 Class                            prn amt
                                 -----                            -------

Answerthink Consulting Group      COM     36916997         253    10,361    SH          SOLE                  10,361
Aspect Telecommumications Corp    COM     45237104       2,780    75,000    SH          SOLE                  75,000
BMC Software Inc.                 COM     55921100       5,068   102,635    SH          SOLE                 102,635
Biopure                           CL A   09065H105         333    10,000    SH          SOLE                  10,000
Cadence Design Systems Inc.       COM    127387108       2,063   100,000    SH          SOLE                 100,000
CCC Information Svcs Group Inc    COM    12487Q109      14,343   666,900    SH          SOLE                 666,900
Cognizant Technology Solutions    CL A   192446102       6,250   100,000    SH          SOLE                 100,000
Computer Assoc Intl Inc           COM    204912109      28,161   475,800    SH          SOLE                 475,800
Exodus Communications Inc         COM    302088109       7,228    51,448    SH          SOLE                  51,448
Getty Images Inc.                 COM    374276103         539    15,000    SH          SOLE                  15,000
Global Telesystems Group          COM    37936U104       9,029   440,416    SH          SOLE                 440,416
Iluminet Holdings Inc.            COM    452334105       3,089    62,740    SH          SOLE                  62,740
I2 Technologies Inc               COM    465754109       3,664    30,000    SH          SOLE                  30,000
I-Stat Corp                       COM    450312103         797    50,000    SH          SOLE                  50,000
Interwoven Inc.                   COM    46114T102       8,052    73,365    SH          SOLE                  73,365
MGC Communications Inc            COM    552763302       6,042    84,508    SH          SOLE                  84,508
Novell Inc.                       COM    670006105         687    24,000    SH          SOLE                  24,000
PE Celera Genamics Group          COM    69332S201      48,918   531,000    SH          SOLE                 531,000
Primus Telecommunications Grp     COM    741929103      18,343   354,890    SH          SOLE                 354,890
Seagate Technology                COM    811804103         938    15,000    SH          SOLE                  15,000
Selectica Inc.                    COM    816288104      55,153   624,960    SH          SOLE                 624,960
Sepracor Inc                      COM    817315104      35,520   487,822    SH          SOLE                 487,822
Software Spectrum Inc             COM    833960107       3,529   166,560    SH          SOLE                 166,560
Sybase Inc                        COM    871130100      57,428 2,827,437    SH          SOLE               2,827,437
Webstakes.com,Inc                 COM    94768K110       1,700   200,000    SH          SOLE                 200,000
Voicestream Wireless  Corp        COM    928615953      10,491    81,442    SH          SOLE                  81,442





